Share-Based Compensation - Summary of Restricted Shares Activities (Detail) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding	251,008	613,852	743,955
Number of shares, Vested	(237,963)	(91,431)
Number of shares, Granted			743,955
Number of shares, Forfeited	(19,630)	(38,672)
Weighted average grant date fair value, Outstanding	$ 8.71	$ 8.79	$ 8.74
Number of shares, Repurchased	(105,251)
Weighted average grant date fair value, Vested	$ 8.8	8.92
Weighted average grant date fair value, Granted			$ 8.74
Weighted average grant date fair value, Forfeited	8.98	$ 7.76
Weighted average grant date fair value, Repurchased	$ 8.9